Taxes (Details 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deferred tax assets taxes losses carryforward	$ 3,617	$ 5,516
Deferred tax liabilities taxes losses carryforward
Deferred tax assets	6,318	8,244	$ 9,565
Deferred tax liabilities	(107)	(445)	$ (870)
Asset Retirement Obligations And Other Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	2,862	2,829
Deferred tax liabilities	(633)	(509)
Fair Value Of Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	645	932
Employee Post Retirement Obligations [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	396	368
Provision For Litigation [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	333	327
Fair Value Of Property Plant And Equipment In Business Combination [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(930)	(1,695)
Goodwill Amortization [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(527)	(462)
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	448	494
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	8,301	10,466
Deferred tax liabilities	$ (2,090)	$ (2,666)